Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis (in thousands):

	September 30, 2020
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,215,196	$—	$5,215,196
IRLCs	—	—	44,192	44,192
FLSCs	—	(34,637)	—	(34,637)

Total	$—	$5,180,559	$44,192	$5,224,751

	December 31, 2019
Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,446,310	$—	$5,446,310
IRLCs	—	—	16,786	16,786
FLSCs	—	(14,506)	—	(14,506)

Total	$—	$5,431,804	$16,786	$5,448,590

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2019 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$5,446,310	$—	$5,446,310
IRLCs	—	—	16,786	16,786
FLSCs	—	(14,506)	—	(14,506)

Total	$—	$5,431,804	$16,786	$5,448,590

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$2,517,760	$—	$2,517,760
IRLCs	—	—	16,754	16,754
FLSCs	—	(28,113)	—	(28,113)

Total	$—	$2,489,647	$16,754	$2,506,401

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2018 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$2,517,760	$—	$2,517,760
IRLCs	—	—	16,754	16,754
FLSCs	—	(28,113)	—	(28,113)

Total	$—	$2,489,647	$16,754	$2,506,401

The following are the major categories of financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2017 (in thousands):

Description	Level 1	Level 2	Level 3	Total
Mortgage loans at fair value	$—	$1,842,697	$—	$1,842,697
IRLCs	—	—	3,586	3,586
FLSCs	—	(8,205)	—	(8,205)

Total	$—	$1,834,492	$3,586	$1,838,078